OPERATING LEASE COMMITMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Leases [Abstract]
Operating leases, rent expenses, net	$ 19.4	$ 17.8	$ 15.2